SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Oct. 08, 2021 USD ($) shares
Public Offering cost	$ 684,509
Underwriters discount	10,953,007
Allocated equity instruments	11,157,580
Derivative warrant liabilities	479,936
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	5,000,001
Federal Depository Insurance	$ 250,000
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	155,250
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	20,700,000